Earnings per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings per Share	Earnings per share
Basic earnings per share is calculated by dividing the net income available to common stockholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2023 and 2022::

	Three months ended June 30,		Six months ended June 30,
	2022	2023	2022	2023
Basic and diluted income available to common stockholders of Navigator Holdings Ltd. (in thousands)	$14,022	$26,606	$41,060	$45,392
Basic weighted average number of shares:	77,265,022	73,745,894	77,229,234	74,847,093
Effect of dilutive potential share options:	317,802	583,268	321,658	474,533

Diluted weighted average number of shares	77,582,824	74,329,162	77,550,892	75,321,626